Cash generated from operations - Net debt (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash and bank
Restricted cash and Cash and bank at the beginning		¥ 154,490	¥ 101,886
Cash flows		(102,186)	53,846
Foreign exchange adjustments		792	(1,242)
Restricted cash and Cash and bank at the end		53,096	154,490
Total
Balance at beginning of year		(187,778)	(128,227)
Adjusted beginning balance	¥ 187,778
Cash Flows		(186,514)	(58,273)
Foreign exchange adjustments		792	(1,278)
Balance at end of year		(373,500)	(187,778)
Borrowings due within 1 year
Liabilities from financing activities
Balance at beginning		(127,470)	(77,130)
Cash flows		(8,344)	(50,340)
Balance at ending		(135,814)	(127,470)
Borrowings due after 1 year
Liabilities from financing activities
Balance at beginning		(12,917)	(19,876)
Cash flows		(63,014)	6,959
Balance at ending		(75,931)	(12,917)
Lease liabilities due within 1 year
Liabilities from financing activities
Balance at beginning		(36,266)	(24,329)
Adjusted beginning balance	(36,266)
Cash flows		398	(11,912)
Foreign exchange adjustments			(25)
Balance at ending		(35,868)	(36,266)
Lease Liabilities due after 1 year
Liabilities from financing activities
Balance at beginning		(165,615)	(108,778)
Adjusted beginning balance	¥ (165,615)
Cash flows		(13,368)	(56,826)
Foreign exchange adjustments			(11)
Balance at ending		¥ (178,983)	¥ (165,615)